Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 13 - Commitments and Contingencies

Manufacturing and Suppliers

The Company has not and does not intend in the near future, to manufacture any of its products and components. With regard to the OLpur MD190 and MD220, on June 27, 2011, the Company entered into a license agreement, effective July 1, 2011, with Bellco S.r.l., an Italy-based supplier of hemodialysis and intensive care products, for the manufacturing, marketing and sale of our patented mid-dilution dialysis filters (MD 190, MD 220), referred to herein as the Products. Under the agreement, Nephros granted Bellco a license to manufacture, market and sell the Products under its own name, label and CE mark in Italy, France, Belgium, Spain and Canada on an exclusive basis, and to do the same on a non-exclusive basis in the United Kingdom and Greece and, upon our written approval, other European countries where the Company does not sell the Products as well as non-European countries (referred to as the “Territory”).

On February 19, 2014, the Company entered into the First Amendment to License Agreement (the “First Amendment”), by and between the Company and Bellco, which amends the License Agreement, entered into as of July 1, 2011 by and between the Company and Bellco. Pursuant to the First Amendment, the Company and Bellco agreed to extend the term of the License Agreement from December 31, 2016 to December 31, 2021. The First Amendment also expands the Territory covered by the License Agreement to include, on an exclusive basis, Sweden, Denmark, Norway and Finland and on a non-exclusive basis, Korea, Mexico, Brazil, China and the Netherlands. The First Amendment further provides new minimum sales targets which, if not satisfied, will, at the discretion of the Company, result in conversion of the license to non-exclusive status. The Company has agreed to reduce the fixed royalty payment payable to the Company for the period beginning on January 1, 2015 through and including December 31, 2021. Beginning on January 1, 2015 through and including December 31, 2021, Bellco will pay the Company a royalty based on the number of units of Products sold per year in the Territory as follows: for the first 125,000 units sold in total, €1.75 (approximately $1.91) per unit; thereafter, €1.25 (approximately $1.36) per unit. In addition, the Company received a total of €450,000 (approximately $612,000) in upfront fees in connection with the First Amendment, half of which was received on February 19, 2014 and the remaining half was received on April 4, 2014. In addition, the First Amendment provides that, in the event that the Company pursues a transaction to sell, assign or transfer all right, title and interest to the licensed patents to a third party, the Company will provide Bellco with written notice thereof and a right of first offer with respect to the contemplated transaction for a period of thirty (30) days.

License and Supply Agreement

On April 23, 2012, the Company entered into a License and Supply Agreement (the “License and Supply Agreement”) with Medica S.p.A. (“Medica”), an Italy-based medical product manufacturing company, for the marketing and sale of certain filtration products based upon Medica’s proprietary Medisulfone ultrafiltration technology in conjunction with the Company’s filtration products (collectively, the “Filtration Products”), and to engage in an exclusive supply arrangement for the Filtration Products. Under the License and Supply Agreement, Medica granted to the Company an exclusive license, with right of sublicense, to market, promote, distribute, offer for sale and sell the Filtration Products worldwide, excluding Italy for the first three years, during the term of the License and Supply Agreement. In addition, the Company granted to Medica an exclusive license under the Company’s intellectual property to make the Filtration Products during the term of the License and Supply Agreement. In exchange for the rights granted, the Company agreed to make minimum annual aggregate purchases from Medica of €300,000 (approximately $400,000), €500,000 (approximately $700,000) and €750,000 (approximately $1,000,000) for the years 2012, 2013 and 2014, respectively. The Company’s aggregate purchase commitments totaled approximately €1,200,000 (approximately $1,300,000) and €999,000 (approximately $1,119,000) for the years ended December 31, 2016 and 2015, respectively. For calendar years 2017 through 2022, annual minimum amounts will be mutually agreed upon between Medica and the Company. The Company has not yet formalized an agreed upon minimum purchase level for 2017 with Medica. In exchange for the license, the Company paid Medica a total of €1,500,000 (approximately $2,000,000) in three installments: €500,000 (approximately $700,000) on April 23, 2012, €600,000 (approximately $800,000) on February 4, 2013, and €400,000 (approximately $500,000) on May 23, 2013.

As further consideration for the license and other rights granted to the Company, the Company granted Medica options to purchase 300,000 shares of the Company’s common stock. The fair market value of these stock options was approximately $273,000 at the time of their issuance, calculated as described in Note 2 under Stock-Based Compensation. The fair market value of the options, along with the total installment payments, is approximately $2,250,000 and has been capitalized as a long-term intangible asset on the consolidated balance sheet. As of December 31, 2016 and 2015, accumulated amortization related to the Medica long-term asset is approximately $988,000 and $777,000, respectively. The Medica long-term asset is being amortized as an expense over the life of the agreement. Approximately $211,000 has been charged to amortization expense for the years ended December 31, 2016 and 2015 on the consolidated statement of operations and comprehensive loss. Approximately $210,000 of amortization expense will be recognized in each of the years ended December 31, 2017 through 2022. In addition, for the period beginning April 23, 2014 through December 31, 2022, the Company will pay Medica a royalty rate of 3% of net sales of the Filtration Products sold, subject to reduction as a result of a supply interruption pursuant to the terms of the License and Supply Agreement. Royalty expense of approximately $18,000 and $14,000, respectively was included in accrued expenses as of December 31, 2016 and 2015. The term of the License and Supply Agreement commenced on April 23, 2012 and continues in effect through December 31, 2022, unless earlier terminated by either party in accordance with the terms of the License and Supply Agreement.

As of September 2013, the Company has an understanding with Medica whereby the Company has agreed to pay interest to Medica at a 12% annual rate calculated on the principal amount of any outstanding invoices that are not paid pursuant to the original payment terms. For each of the fiscal years ended December 31, 2016 and 2015, approximately $41,000 was recognized as interest expense.

Contractual Obligations

The Company had an operating lease that expired on November 30, 2015 for the rental of its U.S. office and research and development facilities with a monthly cost of approximately $8,000. The rental agreement was renewed with a monthly cost of approximately $9,000 and will expire in November 2018. Approximately $21,000 related to a security deposit for the U.S. office facility is classified as an other asset on the consolidated balance sheet as of December 31, 2016 and 2015. We use these facilities to house our corporate headquarters and research facilities.

The lease agreement for the office space in Europe was entered into on August 1, 2016 and includes a twelve month term.

Rent expense for the years ended December 31, 2016 and 2015 totaled $126,000 and $125,000, respectively.

Investment in Lease, net

On October 8, 2015, the Company entered into an equipment lease agreement with Biocon 1, LLC. The lease commenced on January 1, 2016 with a term of 60 months and monthly rental payments of approximately $1,800 will be paid to the Company. At the completion of the lease term, Biocon 1, LLC will own the equipment provided under the agreement. An investment in lease was established for the sales-type lease receivable at the present value of the future minimum lease payments. Interest income will be recognized monthly over the lease term using the effective-interest method. Cash received will be applied against the direct financing lease receivable and will be presented within changes in operating assets and liabilities in the operating section of the Company’s consolidated statement of cash flows. At lease inception, an investment in the lease of approximately $92,000 was recorded, net of unearned interest of approximately $14,000. During the fiscal year ended December 31, 2016, approximately $5,000 was recognized in interest income. As of December 31, 2016, investment in lease, current, is approximately $27,000, net of unearned interest of $4,000. As of December 31, 2016, investment in lease, noncurrent, is approximately $61,000, net of unearned interest of $5,000.

As of December 31, 2016, scheduled maturities of minimum lease payments receivable were as follows:

2016	$13,000
2017	17,000
2018	18,000
2019	19,000
2020	21,000
88,000
Less: Current portion	(27,000)
Investment in sales-type lease, noncurrent	$61,000

Contractual Obligations and Commercial Commitments

The following tables summarize our approximate minimum contractual obligations and commercial commitments as of December 31, 2016:

	Payments Due in Period
	Total	Within 1 Year	Years 2 - 3	Years 4 - 5

Leases[1]	$240,000	$116,000	$118,000	$6,000
Employment Contract[2]	550,000	240,000	310,000	-
Total	$790,000	$356,000	$428,000	$6,000

1In addition to lease obligations for office space, obligations include a lease for various office equipment which expires in 2020.

[2]Relates to employment agreement with Daron Evans, the Company’s President and Chief Executive Officer, entered into on April 15, 2015 for a term of four years.